INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	21.40%	1.50%	23.80%	10.60%
Discrete tax benefit (charges) related to pre-tax loss (gain) from remeasurement of unconsolidated entities to fair value		$ 1,207		$ (268)
Discrete tax benefit from release of valuation allowance and recognition of certain deferred tax assets		$ 82		$ 82